UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2008

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Goldman Capital Management Inc.
Address:  320 Park Ave.
                New York NY 10022

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Neal I Goldman
Title:    President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman    New York NY  May 7, 2008

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:   51
Form 13F Information Table Value Total:  183,726


			                 Value	Shares/	Sh/	Put/	Invstmt	Discretion		Voting Authority--------------------
Name of Issuer	            Title of	CUSIP	(x$1000)	Prn Amt	Prn	Call				Sole	Shared	None
 	                    Class	 	 	 	 	 	Sole	Shared	None

Abaxis Inc	                COM	002567105	10871	469200	SH		469200			469200
Adm Tronics Unlim Inc	        COM	001004100	32	200000	SH		200000			200000
Advanced Photonix Inc-Cl A	COM	00754E107	466	350000	SH		350000			350000
American Medical Alert Corp	COM	027904101	1571	272240	SH		272240			272240
American Safety Insurance Hold	COM	G02995101	8613	503700	SH		503700			503700
Applied Digital Solutions Inc	COM	038188306	872	1314847	SH		1314847			1314847
Cadiz Inc New	                COM	12753207	3653	237500	SH		237500			237500
Celadon Group Inc	        COM	150838100	290	30000	SH		30000			30000
Columbia Laboratories Inc	COM	197779101	10321	4845323	SH		4845323			4845323
Dot Hill Sys Corp	        COM	25848T109	12950	4316519	SH		4316519			4316519
Endocare Inc	                COM	29264P203	1688	244666	SH		244666			244666
Ep Medsystems Inc	        COM	26881P103	1524	1002800	SH		1002800			1002800
Gametech International Inc	COM	36466D102	7325	1230000	SH		1230000			1230000
Gp Strategies Corp	        COM	36225V104	5049	531500	SH		531500			531500
Hi/Fn Inc	                COM	428358105	243	47636	SH		47636			47636
Hypercom Corp	                COM	44913M105	3470	799500	SH		799500			799500
Imageware Systems Inc.  	COM	452458108	425	446900	SH		446900			446900
Imergent Inc	                COM	45247Q100	19918	1748690	SH		1748690			1748690
Industrial Distribution Group	COM	456061100	1437	143100	SH		143100			143100
Infosearch Media Inc	        COM	45677V108	226	2657500	SH		2657500			2657500
Lifetime Brands Inc	        COM	53222Q103	4384	490427	SH		490427			490427
Liquidmetal Technologies Inc	COM	53634X100	473	676000	SH		676000			676000
Mdc Partners Inc New Cl A Subo	COM	552697104	16337	2247200	SH		2247200			2247200
Medical Nutrition USA Inc	COM	58461X107	2112	605179	SH		605179			605179
Mosys Inc	                COM	619718109	11245	2579191	SH		2579191			2579191
Napco Security Systems Inc	COM	630402105	492	100000	SH		100000			100000
National Patent Development Co	COM	637132101	3696	1540000	SH		1540000			1540000
Nestor Inc New	                COM	641074505	180	582000	SH		582000			582000
Nova Measuring Instruments Ltd	COM	M7516K103	631	299213	SH		299213			299213
Organic To Go Food Corp 	COM	68618K106	313	250000	SH		250000			250000
Park City Group Inc New	        COM	700215304	1154	501819	SH		501819			501819
Penn Treaty American Corp New	COM	707874400	9471	1468300	SH		1468300			1468300
Photomedex Inc	                COM	719358103	6202	6790844	SH		6790844			6790844
Premd Inc	                COM	74047Y105	284	1185000	SH		1185000			1185000
Progressive Gaming Internation	COM	74332S102	418	197100	SH		197100			197100
Pure Bioscience	                COM	746218106	915	150000	SH		150000			150000
Remedent Inc	                COM	75954T104	49	50000	SH		50000			50000
Rewards Network Inc	        COM	761557107	2177	485900	SH		485900			485900
Scolr Pharma Inc	        COM	78402X107	1510	1247800	SH		1247800			1247800
Smart Online Inc	        COM	83171V100	808	400000	SH		400000			400000
Source Interlink Companies Inc	COM	836151209	230	121000	SH		121000			121000
Star Scientific Inc Com	        COM	85517P101	6310	4108800	SH		4108800			4108800
Tegal Corporation	        COM	879008209	572	114843	SH		114843			114843
Thomas Group Inc	        COM	884402108	1396	551800	SH		551800			551800
Trinity Biotech Plc New ADR	COM	896438306	3352	730374	SH		730374			730374
Unigene Laboratories Inc	COM	904753100	2564	1385500	SH		1385500			1385500
Universal Electronics Inc	COM	913483103	10778	445200	SH		445200			445200
Velocity Express Corp	        COM	92257T608	323	244200	SH		244200			244200
Williams Controls Inc New	COM	969465608	522	38000	SH		38000			38000
World Fuel Services Corp	COM	981475106	3705	132000	SH		132000			132000
Zila Inc	                COM	989513205	179	1050000	SH		1050000			1050000


Total			183726